Contingent Assets & Liabilities and Commitments (Details)	Feb. 13, 2024 USD ($) $ / shares	Apr. 25, 2023 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Contingent assets & Liabilities Commitments [Line Items]
Cash payment	$ 100,000
Share issue	$ 20,000		$ 26,608,227	$ 26,608,227
Issue price per share (in Dollars per share) | $ / shares	$ 5
Offering cost		$ 20,000,000
Commission percentage		7.00%
Percentage of investors		3.00%
Allowance percentage		1.00%
Advance expenses		$ 25,000
Legal fees		200,000
Legal fee event of listing		$ 75,000
Purchase warrants percentage		7.00%
Purchase of warrants exercisable		125.00%
Upfront advance payment		$ 25,000